CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 1,289,271	$ 208,458	$ 535,145
Accounts receivable	523,209	576,116	382,137
Prepaid expenses	54,931	71,925	15,349
Deferred tax asset, net	7,318	7,318	20,377
Total current assets	1,874,729	863,817	953,008
PROPERTY AND EQUIPMENT, net	222	615	4,275
GOODWILL	79,809	79,809	1,189,661
DEFERRED TAX ASSET, NET	424,264	424,264	84,587
Total assets	2,379,024	1,368,505	2,231,531
CURRENT LIABILITIES:
Accounts payable	93,835	64,503	49,976
Accrued expenses	140,980	155,569	87,209
Deferred revenue		1,949	0
Derivative Liability	776,847
Total current liabilities	1,011,662	222,021	137,185
CONVERTIBLE NOTE PAYABLE, net of discount	97,024
Total liabilities	1,108,686	222,021	137,185
STOCKHOLDERS' EQUITY
Common stock	10,163	10,063	10,063
Additional paid-in capital	1,220,123	1,205,223	1,575,128
Retained earnings (deficit)	40,052	(68,802)	509,155
Total stockholders' equity	1,270,338	1,146,484	2,094,346
Total liabilities and stockholders' equity	$ 2,379,024	$ 1,368,505	$ 2,231,531